Schedule of Changes in Level 3 Financial Liabilities Carried at Fair Value (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended		6 Months Ended
	Dec. 31, 2023	Sep. 13, 2022	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	May 11, 2023	Dec. 31, 2022	Jun. 30, 2024	Nov. 20, 2023	Jun. 30, 2023
Platform Operator, Crypto Asset [Line Items]
Financial liabilities, Balance	$ 10,959	$ 14,610	$ 7,851	$ 10,796	$ 10,710	$ 12,254	$ 14,107	$ 8,474	$ 10,940	$ 12,254
Conversions of debt	(3,069)	(1,100)	(2,166)	(3,569)	(650)	(1,344)		(3,712)	(1,550)	(1,795)
Total revaluation gains (losses)	584	597	(2,315)	1,247	736	30	(1,853)	2,764	1,569	251
Financial liabilities, Balance	$ 8,474	$ 14,107	$ 3,370	$ 8,474	$ 10,796	$ 10,940	$ 12,254	7,851	$ 10,959	$ 10,710
Extension fee								$ 325